PIPELINE DATA INC.

4400 North Point Parkway

Alpharetta, GA 30022

Voice 1-802-867-0112                                                                    Facsimile 1-802-867-2468

August 12, 2009

By Facsimile and Edgar Correspondence

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

ATTN:   Maryse Mills-Aperteng

                Ryan Houseal

                Division of Corporation Finance

RE:	PIPELINE DATA INC. (the “Company”)
Schedule 14C Information Statement

Filed June 19, 2009

File No. 000-50611

Good Afternoon:

I am in receipt of your comment letter to the above referenced Schedule 14C, wherein you have requested that we clarify attributes of our preferred stock and that we provide you a copy of our amended Schedule 14C, marked to reflect changes made. I am happy to do so by this letter.

               Within our Information Statement filed with your office, we believe we provided the voting attributes of the preferred stock but apologize if this was less than clear. Our Information Statement provides that our Series A Preferred is non-voting preferred stock with a par value of $.001 per share. It further explains that our Series B Preffered, to be issued and automatically exchanged for Series A Preferred upon the approval of this Information Statement, is identical to the currently outstanding Series A Preferred except that Series B Preferred has voting rights. This language is marked in the draft.

We acknowledge that:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The company may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities law of the United States.

I would be happy to discuss these issues with you further but trust this amendment addresses your concerns. Should you find this acceptable, the Company would like to file a definitive proxy statement immediately upon clearance.

Should you have questions or comments, please feel free to call me at 802-867-0112.

Kind regards,

/s/ Sheila G. Corvino

Sheila G. Corvino